FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of financial assets [Table Text Block]
	Held for	Loans and	Available	Financial	Carrying	Fair
	trading	receivables	for sale	liabilities	value	value
	$	$	$	$	$	$

Financial assets:
Cash and cash equivalents	-	38,277	-	-	38,277	38,277
Investments	-	-	168	-	168	168
Accounts receivable	-	34,012	-	-	34,012	34,012
Total financial assets	-	72,289	168	-	72,457	72,457

Financial liabilities:
Accounts payable and accrued liabilities	-	-	-	19,068	19,068	19,068
Total financial liabilities	-	-	-	19,068	19,068	19,068

Disclosure of detailed information about financial assets, by fair value hierarchy [Table Text Block]
	Total	Level 1	Level 2	Level 3
	$	$	$	$

Financial assets:
Investments	168	168	-	-
Trade receivables	8,114	-	8,114	-
Total financial assets	8,282	168	8,114	-

Financial liabilities:
Deferred share units	1,319	1,319	-	-
Share appreciation rights	341	-	341	-
Total financial liabilities	1,660	1,319	341	-

Disclosure of credit risk exposure [Table Text Block]
	Carrying	Gross	Carrying	Gross
	amount	impairment	amount	impairment
	December 31, 2017		December 31, 2016

Less than 1 month	$13,799	$-	$10,066	$-
1 to 3 months	3,943	-	4,314	-
4 to 6 months	3,282	-	2,189	-
Over 6 months	12,988	2,212	8,991	2,212
Total accounts receivable	$34,012	2,212	$25,560	$2,212

Disclosure of liquidity risk [Table Text Block]
	Less than	1 to 3	4 to 5	Over 5
	1 year	years	years	years	Total
	$	$	$	$	$

Accounts payable and accrued liabilities	19,068	-	-	-	19,068
Income taxes payable	3,185	-	-	-	3,185
Provision for reclamation and rehabilitation	-	7,982	-	-	7,982
Capital expenditure commitments	187	-	-	-	187
Minimum rental and lease payments	420	881	852	1,834	3,987
Total contractual obligations	22,860	8,863	852	1,834	34,409

Disclosure of market risk [Table Text Block]
	December 31, 2017		December 31, 2016
	Canadian Dollar	Mexican Peso	Canadian Dollar	Mexican Peso

Financial assets	$1,484	$29,502	$7,631	$21,673
Financial liabilities	(2,984)	(17,586)	(2,806)	(13,162)
Net financial assets (liabilities)	$(1,500)	$11,916	$4,825	$8,511